SHARE BASED COMPENSATION (Summary of Non-vested Shares Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Non-vested Shares
Outstanding, beginning balance	10,000	25,000	27,780
Granted	129,835	20,000	25,000
Vested	(17,367)	(35,000)	(27,780)
Forfeited	(15,701)
Outstanding, ending balance	106,767	10,000	25,000
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 10.82	$ 9.63	$ 9.06
Granted	14.93	10.82	9.63
Vested	14.08	9.97	9.06
Forfeited	14.47
Outstanding, ending balance	$ 14.75	$ 10.82	$ 9.63